Leases	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Leases
2.5.15	Leases

“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

(€’000)	As of June 30, 2019
Property, plant and equipment owned (excluding right-of-use assets)	1,803
Right-of-use assets	3,722

Total Tangible assets	5,525

The Group leases assets including land and buildings, vehicles and equipments.

The statement of financial position shows the following amounts relating to leases for which the Group is a lessee:

	As of June 30, 2019
(€’000)	Property	Vehicles	Equipments	Group total
Opening balance at 1 January	2,780	106	1,219	4,105

Additions for the period	—	139	—	139
Disposals for the period	—	—	—	—
Depreciation charge for the period	(200)	(36)	(286)	(522)

Closing balance at 30 June	2,581	209	932	3,722